GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2020 ($ thousands)	Canada	U.S.	Total
Crude oil and natural gas sales, net of royalties	$96,498	$640,707	$737,205
Depletion, depreciation and accretion	46,784	246,372	293,156
Property, plant and equipment	112,195	482,888	595,083
Deferred income tax asset	210,615	396,386	607,001

As at and for the year ended December 31, 2019 ($ thousands)	Canada	U.S.	Total
Crude oil and natural gas sales, net of royalties	$177,299	$1,077,507	$1,254,806
Depletion, depreciation and accretion	59,936	296,894	356,830
Property, plant and equipment	259,514	1,308,092	1,567,606
Deferred income tax asset	185,880	186,622	372,502
Goodwill	—	194,015	194,015
Long term income tax receivable	—	13,852	13,852

As at and for the year ended December 31, 2018 ($ thousands)	Canada	U.S.	Total
Crude oil and natural gas sales, net of royalties	$198,263	$1,094,473	$1,292,736
Depletion, depreciation and accretion	58,333	245,941	304,274
Property, plant and equipment	262,159	1,044,912	1,307,071
Deferred income tax asset	196,903	268,221	465,124
Goodwill	451,121	203,678	654,799
Long term income tax receivable	—	27,195	27,195